Share-based payments - Second Special Fees Agreement (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Recognized as a current liability	€ 16,677	€ 16,806
Legal fees			€ 640
Second Special Fees Agreement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award equity instruments other than options aggregate fair value	38,583	33,481
Recognized as a current liability	26,894	16,806
Recognized as a current liability	10,217	0
Share-based payment expenses - SPAC Transaction	10,088	17,393	0
Legal fees	6,607	11,712	0
Employee benefits expenses	€ 3,480	€ 5,681	€ 0